Organization and operations - Additional Information (Detail) (USD $)																			1 Months Ended						1 Months Ended	12 Months Ended				1 Months Ended		6 Months Ended	1 Months Ended
	Jun. 30, 2013 State Property	Dec. 31, 2012 State Property	Dec. 31, 2011 Property	Jun. 30, 2013 Class A Common Shares [Member]	Dec. 31, 2012 Class A Common Shares [Member]	Jun. 30, 2013 Class B Common Shares [Member]	Dec. 31, 2012 Class B Common Shares [Member]	Feb. 28, 2013 2,770 Property Contribution [Member] Property	Dec. 31, 2012 2,770 Property Contribution [Member] Property	Feb. 28, 2013 2,770 Property Contribution [Member] Class B Common Shares [Member]	Dec. 31, 2012 2,770 Property Contribution [Member] Class B Common Shares [Member]	Dec. 31, 2012 Sponsor [Member]	Jun. 30, 2013 Sponsor [Member] 2,770 Property Contribution [Member] Property	Dec. 31, 2012 Sponsor [Member] 2,770 Property Contribution [Member] Property	Dec. 31, 2011 Sponsor [Member] 2,770 Property Contribution [Member] Property	Jun. 10, 2013 Operating Partnership [Member] Series D Convertible Units [Member]	Jun. 10, 2013 Operating Partnership [Member] Series E Convertible Units [Member]	Feb. 28, 2013 Operating Partnership [Member] 2,770 Property Contribution [Member] Series C convertible units [Member]	Aug. 21, 2013 Subsequent Events [Member] Class A Common Shares [Member]	Feb. 28, 2013 Subsequent Events [Member] 2,770 Property Contribution [Member] Property	Feb. 28, 2013 Subsequent Events [Member] 2,770 Property Contribution [Member] Class B Common Shares [Member]	Jun. 30, 2013 Subsequent Events [Member] Sponsor [Member] 2,770 Property Contribution [Member] Property	Feb. 28, 2013 Subsequent Events [Member] Sponsor [Member] 2,770 Property Contribution [Member] Property	Feb. 28, 2013 Subsequent Events [Member] Operating Partnership [Member] 2,770 Property Contribution [Member] Series C convertible units [Member]	Dec. 31, 2012 2012 Offering [Member] Property	Dec. 31, 2012 2012 Offering [Member] Property	Feb. 28, 2013 2012 Offering [Member] Property	Dec. 31, 2012 2012 Offering [Member] Class A Common Shares [Member]	Dec. 31, 2012 2012 Offering [Member] Class B Common Shares [Member]	Dec. 31, 2012 2012 Offering [Member] Sponsor [Member] Property	Mar. 31, 2013 2013 Offering [Member]	Jun. 30, 2013 2013 Offering [Member]	Mar. 31, 2013 2013 Offering [Member] Subsequent Events [Member]	Aug. 21, 2013 IPO [Member] Subsequent Events [Member]	Aug. 06, 2013 IPO [Member] Subsequent Events [Member]	Aug. 21, 2013 IPO [Member] Subsequent Events [Member] Class A Common Shares [Member]	Aug. 06, 2013 Private Placement [Member] Subsequent Events [Member]
Schedule Of Description Of Business [Line Items]
Number of properties	18,326	3,644	33					2,770	224				109	2,628	33					2,770		109	2,770		367	367	2,661			367
Number of states	21	15
Proceeds from offering before fees																									$ 530,413,000					$ 5,307,000	$ 747,500,000		$ 747,500,000	$ 105,882,000	$ 705,882,000		$ 75,000,000
Fees associated with the sale of stock																									40,928,000	40,928,000,000					44,003,000	44,003,000	44,003,000	5,029,000	36,952,000
Option to purchase additional shares in offering																			55,422,794																	6,617,647
Issuance of units																4,375,000	4,375,000
Minority interest Ownership percentage by parent		99.90%
Limited partnership and ownership												0.10%
Agreed-upon value of properties								386,500,000															491,666,000		46,635,000	46,635,000				49,444,000
Cash investment																														$ 556,000
Common shares				129,433,425	38,663,998	635,075	667			634,408	634,408										634,408							3,300,000	667
Units issue to sponsor																		31,085,974						31,085,974	32,667	32,667